Revenue and Segment Information (Details)	12 Months Ended
Dec. 31, 2025 segments
Revenue and Segment Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker
CODM description	The Company’s CODM assesses performance and allocates resources based on two reporting segments: primarily-processed teas and refined teas.
Number of reporting segments	2
Customer Concentration Risk [Member] | Third-Party Customer [Member] | Revenue Benchmark [Member]
Revenue and Segment Information [Line Items]
Concentration total revenue percentage	10.00%